Common and Preferred Units (Details) (USD $)	2 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended			14 Months Ended	109 Months Ended										0 Months Ended	109 Months Ended	0 Months Ended	109 Months Ended
	Aug. 14, 2010	Dec. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	May 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Aug. 13, 2019	Oct. 15, 2012	Jul. 21, 2011	Jun. 30, 2011	Feb. 18, 2011	Aug. 13, 2010	Jul. 17, 2010	Jun. 17, 2010	Jun. 17, 2010 Preferred Stock [Member]	Jul. 21, 2011 Common Stock [Member]	Jun. 17, 2010 Minimum [Member]	Aug. 13, 2019 Minimum [Member]	Jun. 17, 2010 Maximum [Member]	Aug. 13, 2019 Maximum [Member]	Jun. 30, 2011 tempus warrant [Member]	May 21, 2012 tempus warrant [Member]
Class of Stock [Line Items]
Incentive Distribution, Date					P7M6D
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		28.00%
Preferred Units, Contributed Capital															$ 50,000,000		$ 25,000,000	$ 75,000,000
Preferred Stock, Redemption Terms																				1	1	1.03	1.05
Preferred Stock, Dividend Rate, Percentage	17.00%								16.50%
Priority Returns and Redemption Premiums on Preferred Units						0	8,412,000	17,654,000		0
Common Stock, Shares, Issued												26.56		25.1	198.63	0			280.89
Proceeds from Issuance of Common Stock			136,500,000
Payments for Repurchase of Common Stock			16,400,000			0	16,352,000	0
Treasury Stock, Shares, Acquired			34.74
Sale of Stock, Percentage of Ownership after Transaction			54.30%
Preferred Stock, Shares Issued														133.33	666.67	333.33
Common Stock, Value, Issued												108,700,000		10,100,000	0									0	0.0001
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding													60
Common Stock, Shares, Outstanding														1,115.1
Preferred Stock, Shares Outstanding														1,133.3
Debt Conversion, Converted Instrument, Rate			3.30%	5.20%
Payments for Repurchase of Warrants			6,400,000	10,100,000		0	16,598,000	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											112.2
Capital Units Issued											103.8
Class B Units percentage vested											100.00%
Allocated Share-based Compensation Expense						$ 3,300,000